Exhibit 99.2
Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending May 31, 2015:

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,704,268.16 Remitted: $1,692,048.31*

*Includes $64,421.07 collected in April and remitted in May. Difference between total collected and total remitted amount reflects $76,640.92 collected in May and remitted in June.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 24th day of June, 2015.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending June 30, 2015:

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,949,995.07 Remitted: $1,968,223.89 *

*Includes $76,640.92 collected in May and remitted in June. Difference between total collected and total remitted amount reflects $58,412.10 collected in June and remitted in July.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 7th day of July, 2015.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending July 31, 2015:

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,189,998.24 Remitted: $2,158,689.29*

*Includes $ 58,412.10 collected in June and remitted in July. Difference between total collected and total remitted amount reflects $89,721.05 collected in July and remitted in August.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of August, 2015.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending August 31, 2015:

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,391,978.54 Remitted: $2,351,899.75 *

*Includes $89,721.05 collected in July and remitted in August. Difference between total collected and total remitted amount reflects $129,799.84 collected in August and remitted in September.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 15th day of September, 2015.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending September 30, 2015:

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,418,711.69 Remitted: $2,334,085.32*

*Includes $ 129,799.84 collected in August and remitted in September. Difference between total collected and total remitted amount reflects $214,426.21 collected in September and remitted in October.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 22nd day of October, 2015.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending October 31, 2015:

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,384,178.43 Remitted: $2,494,939.19 *

*Includes $214,426.21 collected in September and remitted in October. Difference between total collected and total remitted amount reflects $103,665.45 collected in October and remitted in November.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 23rd day of November, 2015.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer